Allowance for expected credit losses - Disclosure of Application of Judgement in Adjustments to Modelled ECL Narrative (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 5,117		£ 4,903
Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	242		195
Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	3		135
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	769		763
Credit cards | Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	100		93
Credit cards | Inflation And Interest Rate Risk [Member] | Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	100		93
Credit cards | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(49)		(28)
Credit cards | Extension of modelled lifetime on revolving products | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	73		82
Credit cards | Credit card loss given default alignment | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	(109)		(96)
Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,030		1,016
Other Retail | Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	56		53
Other Retail | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	29		60
Other Retail | Extension of modelled lifetime on revolving products | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	12		14
Other Retail | Credit card loss given default alignment | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	12		13
Retail excluding UK mortgages | Inflation And Interest Rate Risk [Member] | Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	56		53
UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 1,331		1,209
UK mortgages | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Probability of default loans and advances to customers	70.00%
UK mortgages | Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 86		49
UK mortgages | Inflation And Interest Rate Risk [Member] | Inflationary judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	86		49
UK mortgages | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	163		214
UK mortgages | Mortgage accounts in long term default | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	120		118
UK mortgages | Asset recovery values | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	89	£ 69
UK mortgages | Specific segment risk | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	25		25
UK mortgages | Stage 2 oversensitivity | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	(72)		0
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,943		1,869
Commercial Banking | Inflation And Interest Rate Risk [Member]
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0		0
Commercial Banking | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(140)		(111)
Commercial Banking | Loss given defaults | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(105)		(105)
Commercial Banking | Corporate insolvency rate | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	(147)		(35)
Commercial Banking | Commercial real estate price reduction | Judgements due to other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ 83		£ 0